Derivative Financial Instruments (Schedule of Changes in Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other liabilities
Liabilities
Notional Amount	$ 4,237	$ 3,754
Fair Value	10	54
Designated as Hedging Instrument | Interest rate swaps on FHLB advances
Assets
Fair Value	1	20
Liabilities
Fair Value		1
Designated as Hedging Instrument | Interest rate swaps on FHLB advances | Other assets
Assets
Notional Amount		600
Fair Value		20
Designated as Hedging Instrument | Interest rate swaps on FHLB advances | Other liabilities
Assets
Notional Amount	830
Fair Value	1
Liabilities
Notional Amount		230
Fair Value		1
Not Designated as Hedging Instrument
Assets
Fair Value	15	80
Liabilities
Fair Value	10	48
Not Designated as Hedging Instrument | Other assets
Assets
Notional Amount	9,313	14,145
Fair Value	39	104
Not Designated as Hedging Instrument | Futures
Assets
Fair Value		2
Liabilities
Fair Value	0	0
Not Designated as Hedging Instrument | Futures | Other assets
Assets
Notional Amount	1,597	4,621
Fair Value	0	2
Not Designated as Hedging Instrument | Futures | Other liabilities
Liabilities
Notional Amount	209	134
Fair Value	0	0
Not Designated as Hedging Instrument | Mortgage-backed securities forwards
Assets
Fair Value	4	43
Liabilities
Fair Value	6	11
Not Designated as Hedging Instrument | Mortgage-backed securities forwards | Other assets
Assets
Notional Amount	2,646	3,776
Fair Value	4	43
Not Designated as Hedging Instrument | Mortgage-backed securities forwards | Other liabilities
Liabilities
Notional Amount	3,197	1,893
Fair Value	6	11
Not Designated as Hedging Instrument | Rate lock commitments | Other assets
Assets
Notional Amount	3,629	3,517
Fair Value	24	24
Not Designated as Hedging Instrument | Rate lock commitments | Other liabilities
Liabilities
Notional Amount	214	598
Fair Value	0	6
Not Designated as Hedging Instrument | Interest rate swaps and swaptions
Assets
Fair Value	11	35
Not Designated as Hedging Instrument | Interest rate swaps and swaptions | Other assets
Assets
Notional Amount	1,441	2,231
Fair Value	11	35
Not Designated as Hedging Instrument | Interest rate swaps
Liabilities
Fair Value	4	37
Not Designated as Hedging Instrument | Interest rate swaps | Other liabilities
Liabilities
Notional Amount	617	1,129
Fair Value	$ 4	$ 37